Earnings Per Share (Anti-Dilutive Stock Options) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Anti-dilutive stock options, weighted average shares	801	801	242
Anti-dilutive stock options, weighted average exercise price	$ 42.07	$ 42.07	$ 41.43